ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

August 24, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add three new series, the SerenityShares Core U.S. ETF, SerenityShares Core Multi-Asset ETF, and SerenityShares Impact ETF, is Post-Effective Amendment No. 124 and Amendment No. 125 to the Trust’s Registration Statement on Form N-1A.
If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary